CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, issued shares	35,861,510	31,859,960
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	222,639	355,471
Common Stock [Member]
Common stock, outstanding shares	35,861,510	31,859,960